OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31,	December 31,
	2020	2019
Prepaid expenses and deposits	$3,569	$818
Reimbursement rights (note 11(a))	1,918	6,465
Derivative assets (note 14)	—	3,454
Marketable securities	1	1
Other current assets	187	642
	$5,675	$11,380